31. Foreign exchange variations	12 Months Ended
Dec. 31, 2020
Foreign Exchange Variations, Net [Abstract]
Foreign exchange variations
31.	Foreign exchange variations

	2020	2019	2018
Income
Loans and financing	-	22,494	1,409
Suppliers	15,981	9,004	6,844
Swap (1)	305,012	40,742	75,340
Other	43,155	15,952	13,937
	364,148	88,192	97,530
Expenses
Loans and financing	(305,010)	(40,715)	(75,298)
Suppliers	(46,112)	(13,201)	(11,925)
Swap	-	(22,493)	(1,409)
Other	(19,991)	(12,691)	(7,525)
	(371,113)	(89,100)	(96,157)

Foreign exchange variations	(6,965)	(908)	1,373

(1) Referring to derivative financial instruments to mitigate risks of foreign exchange variations related to foreign currency debts (note 36).